UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2000

Institutional Investment Manager Filing this Report:

Name: 		 Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	       	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California 	August 15, 2000

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  1186142

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
                                 FORM 13F INFORMATION TABLE
                                     VALUE  QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER    CLASS   CUSIP    (x$1000) of Shares PRN CALL DSCRN MGR AUT
--------------   ------   -----     -------  ---------- --- ---- ----- --- ---

Agilent             COM  00846U101  34,445   467,046  SH  N/A  SOLE  N/A SOLE
American Express    COM  025816109  34,924   670,000  SH       SOLE      SOLE
Chase Manhattan     COM  16161A108  31,217   677,714  SH       SOLE      SOLE
Citigroup Inc.      COM  172967101  52,484   871,100  SH       SOLE      SOLE
Coca-Cola           COM  191216100  50,668   882,150  SH       SOLE      SOLE
Dell Computers      COM  247025109  65,344 1,325,100  SH       SOLE      SOLE
EMC Corp.           COM  268648102  68,228   886,800  SH       SOLE      SOLE
Eastman Kodak       COM  277461109  15,625   262,598  SH       SOLE      SOLE
First Union Corp    COM  337358105  33,390 1,345,700  SH       SOLE      SOLE
Gillette            COM  375766102  49,381 1,413,400  SH       SOLE      SOLE
Goldman Sachs       COM  38141G104  41,375   436,100  SH       SOLE      SOLE
Hershey Foods       COM  427866108  40,808   841,400  SH       SOLE      SOLE
Hewlett-Packard     COM  428236103  56,350   451,250  SH       SOLE      SOLE
Hughes Electronics  COM  370442832  24,691   281,380  SH       SOLE      SOLE
Intel Corp.         COM  458140100  56,024   419,064  SH       SOLE      SOLE
Merck & Co.         COM  589331107  51,021   665,860  SH       SOLE      SOLE
Merrill Lynch       COM  590188108  63,146   549,100  SH       SOLE      SOLE
Micron Technology   COM  595112103  31,785   360,940  SH       SOLE      SOLE
Microsoft Corp.     COM  594918104  43,552   544,400  SH       SOLE      SOLE
Minnesota Mining    COM  604059105  41,162   498,930  SH       SOLE      SOLE
Morgan Stanley D.W. COM  617446448  51,440   617,900  SH       SOLE      SOLE
Motorola, Inc.      COM  620076109  28,821   991,690  SH       SOLE      SOLE
NIKE, Inc. 'B'      COM  654106103  26,193   657,900  SH       SOLE      SOLE
PepsiCo, Inc.       COM  713448108  54,889 1,235,200  SH       SOLE      SOLE
Schwab (Charles)    COM  808513105  55,647 1,654,919  SH       SOLE      SOLE
Texas Instruments   COM  882508104  33,790   491,940  SH       SOLE      SOLE
Wrigley (Wm.) Jr.   COM  982526105  49,742   620,320  SH       SOLE      SOLE
